Income taxes - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Income taxes - Text Details (Detail) [Line Items]
Tax expense (income), continuing operations	€ 193	€ 349	€ 203
Tax expense relating to profit (loss) from ordinary activities of discontinued operations	€ 14	€ 182	€ 181
Applicable tax rate	25.00%	25.00%	25.00%
Net deferred tax assets	€ 1,676	€ 1,565
Deferred tax assets	1,828	1,598		€ 1,593
Deferred tax liabilities	152	33		€ 18
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	203	161
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	186	290
Deductible temporary differences for which no deferred tax asset is recognised	37	42
Philips Group [Member]
Income taxes - Text Details (Detail) [Line Items]
Tax expense (income), continuing operations	€ 193	€ 349	€ 203